Party-in-Interest Transaction (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Loan fees incurred and paid by Plan participants	$ 162,542	$ 162,136
Fees paid by terminated participants	$ 380,402	$ 366,911